Related parties transactions and balances	12 Months Ended
Dec. 31, 2020
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Related parties transactions and balances
Note 27. Related parties transactions and balances
Note 2.3 provides information about the Company’s structure, including details of the subsidiaries, the holding company (Successor) and the Predecessor Company.
The following table provides the total amount of transactions that have been entered into with related parties for the period/year.

	Successor for the year ended December 31, 2020	Successor for the year ended December 31, 2019	Successor for the period from April 4, 2018 through December 31, 2018	Predecessor for the period from January 1, 2018 through April 3, 2018
Revenue from crude oil
Pampa Energía S.A. (former Parent of PELSA)	—	—	—	31,501
Revenue from natural gas
Pampa Energía S.A. (former Parent of PELSA)	—	—	—	2,647
Pampa Comercializadora S.A. (Subsidiary of the former Parent of PELSA)	—	—	—	7,726
Exploitation services
Veta Escondida y Rincón de Aranda U.T.E. (Joint operation in which the former parent of PELSA participate)	—	—	—	32
Purchases of goods and services
SHM S. de R.L. de C.V. (affiliate of Riverstone Holdings, LLC -Shareholder of VISTA)	—	—	186	—
Pampa Energía S.A. (former Parent of PELSA)	—	—	—	(546)
Selling expenses
Pampa Comercializadora S.A. (Subsidiary of the former Parent of PELSA)	—	—	—	(91)
Oleoductos del Valle S.A. (Subsidiary of the former Parent of PELSA)	—	—	—	(610)
Balances with related parties:

	Successor- December 31, 2020	Successor- December 31, 2019	Successor- December 31, 2018
Other receivables
Riverstone Vista Capital Partners L.P.	—	—	186
REL Amsterdam (1)	—	2,355	—
Aleph Midstream Holding L.P (1)	—	814	—

Total	—	3,169	186
Trade payable and accrued liabilities
REL Amsterdam (2)	—	24,032	—
Aleph Midstream Holding L.P (2)	—	807	—

Total	—	24,839	—

(1)	Corresponds to loans granted to Aleph investors, detailed in Note 28.
(2)	Includes other accrued liabilities related to the investment agreement with Aleph, connected with the Put-Option. See Note 28
Outstanding balances at the
period-end/year-end
are unsecured and interest free and settlement occurs in cash. There have been no guarantees provided or received for any related party receivables or payables for the years ended December 31, 2020 and 2019, for the periods from April 4, 2018 through December 31, 2018, and for the period from January 1, 2018 through April 3, 2018.
Key management personnel remuneration
The amounts recognized in the consolidated statements of profit or loss and other comprehensive income, related to the company’s key personnel are detailed below:

	Successor for year ended December 31, 2020	Successor for year ended December 31, 2019	Successor for the period from April 4, 2018 through December 31, 2018	Predecessor for the period from January 1, 2018 through April 3, 2018
Share-based payments	8,699	9,175	3,533	—
Short-term employee benefits	7,273	9,080	5,368	235

Total	15,972	18,255	8,901	235

As disclosed in Note 21.1, on May 30, 2017, VISTA entered into a private placement agreement with VISTA’s independent directors and former independent director for the purposes of selling them 132,000 series B shares that were later converted into and as of December 31, 2018 are in the form of 132,000 series A shares representing VISTA’s capital stock.
Finally, as disclosed in Note 21.1, on August 1, 2017 Vista’s Sponsor, comprised by Vista Sponsor Holdings, L.P. and the Management Team, purchased of 29,680,000 warrants. Vista Sponsor Holdings, L.P., a limited partnership organized under the laws of Ontario, Canada, is controlled by senior professionals of Riverstone Investment Group LLC (“Riverstone”), a Delaware limited liability company, together with its affiliates and affiliated funds.
There are no other related party transactions.